Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2013
Significant Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation and Fiscal Year End
The consolidated financial statements include the financial statements of Spectrum Brands and its majority owned subsidiaries and have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). All intercompany transactions have been eliminated. The Company’s fiscal year ends September 30. References herein to Fiscal 2013, Fiscal 2012 and Fiscal 2011 refer to the fiscal years ended September 30, 2013, 2012 and 2011, respectively.

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]	Change in Accounting Principle
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company recognizes revenue from product sales generally upon delivery to the customer at the shipping point in situations where the customer picks up the product or where delivery terms so stipulate. This represents the point at which title and all risks and rewards of ownership of the product are passed, provided that: there are no uncertainties regarding customer acceptance; there is persuasive evidence that an arrangement exists; the price to the buyer is fixed or determinable; and collectibility is deemed reasonably assured. The Company is generally not obligated to allow for, and its general policy is not to accept, product returns for battery sales. The Company does accept returns in specific instances related to its shaving, grooming, personal care, home and garden, small appliances and pet products. The provision for customer returns is based on historical sales and returns and other relevant information. The Company estimates and accrues the cost of returns, which are treated as a reduction of Net sales.
The Company enters into various promotional arrangements, primarily with retail customers, including arrangements entitling such retailers to cash rebates from the Company based on the level of their purchases, which require the Company to estimate and accrue the estimated costs of the promotional programs. These costs are treated as a reduction of Net sales.
The Company also enters into promotional arrangements that target the ultimate consumer. The costs associated with such arrangements are treated as either a reduction in Net sales or an increase in Cost of goods sold, based on the type of promotional program. The income statement presentation of the Company’s promotional arrangements complies with Accounting Standards Codification ("ASC") Topic 605: “Revenue Recognition.” For all types of promotional arrangements and programs, the Company monitors its commitments and uses various measures, including past experience, to determine amounts to be recorded for the estimate of the earned, but unpaid, promotional costs. The terms of the Company’s customer-related promotional arrangements and programs are tailored to each customer and are documented through written contracts, correspondence or other communications with the individual customers.
The Company also enters into various arrangements, primarily with retail customers, which require the Company to make upfront cash, or “slotting” payments, in order to secure the right to distribute through such customers. The Company capitalizes slotting payments; provided the payments are supported by a time or volume based arrangement with the retailer, and amortizes the associated payment over the appropriate time or volume based term of the arrangement. The amortization of slotting payments is treated as a reduction in Net sales and a corresponding asset is reported in Deferred charges and other in the accompanying Consolidated Statements of Financial Position.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents
For purposes of the accompanying Consolidated Statements of Financial Position and Consolidated Statements of Cash Flows, the Company considers all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk and Major Customers
Trade receivables subject the Company to credit risk. Trade accounts receivable are carried at net realizable value. The Company extends credit to its customers based upon an evaluation of the customer’s financial condition and credit history, but generally does not require collateral. The Company monitors its customers’ credit and financial condition based on changing economic conditions and will make adjustments to credit policies as required. Provisions for losses on uncollectible trade receivables are determined based on ongoing evaluations of the Company’s receivables, principally on the basis of historical collection experience and evaluations of the risks of nonpayment for a given customer.
The Company has a broad range of customers including many large retail outlet chains, one of which accounts for a significant percentage of its sales volume. This major customer represented approximately 18%, 23% and 24% of the Company’s Net sales during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively. This major customer also represented approximately 11% and 13% of the Company’s Trade accounts receivable, net as of September 30, 2013 and September 30, 2012, respectively.
Approximately 41%, 46% and 44% of the Company’s Net sales during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively, occurred outside of the United States. These sales and related receivables are subject to varying degrees of credit, currency, and political and economic risk. The Company monitors these risks and makes appropriate provisions for collectibility based on an assessment of the risks present.

spb_DisplaysAndFixturesPolicyPolicyTextBlock [Policy Text Block]
Displays and Fixtures
Temporary displays are generally disposable cardboard displays shipped to customers to facilitate display of the Company’s products. Temporary displays are generally disposed of after a single use by the customer.
Permanent fixtures are more lasting in nature, are generally made from wire or other longer-lived materials, and are shipped to customers for use in displaying the Company’s products. These permanent fixtures are restocked with the Company’s product multiple times over the fixture’s useful life.
The costs of both temporary and permanent displays are capitalized as a prepaid asset until shipped to the customer and are included in Prepaid expenses and other in the accompanying Consolidated Statements of Financial Position. The costs of temporary displays are expensed in the period in which they are shipped to customers and the costs of permanent fixtures are amortized over an estimated useful life of one to two years from the date they are shipped to customers.

Inventory, Policy [Policy Text Block]	Inventories The Company’s inventories are valued at the lower of cost or net realizable value. Cost of inventories is determined using the first-in, first-out (FIFO) method.
Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment
Property, plant and equipment are recorded at cost or at fair value if acquired in a purchase business combination. Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. Depreciable lives by major classification are as follows:

Building and improvements	20	-	40	years
Machinery, equipment and other	2	-	15	years

Plant and equipment held under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset; such amortization is included in depreciation expense.
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Property, Plant and Equipment [Table Text Block]
Depreciable lives by major classification are as follows:

Building and improvements	20	-	40	years
Machinery, equipment and other	2	-	15	years
Property, plant and equipment consist of the following:

	September 30,
	2013	2012
Land, buildings and improvements	$164,654	$88,580
Machinery, equipment and other	405,126	247,065
Construction in progress	46,668	18,366
	$616,448	$354,011
Less accumulated depreciation	203,897	139,994
	$412,551	$214,017

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets
Intangible assets are recorded at cost or at fair value if acquired in a purchase business combination. In connection with fresh-start reporting, Intangible Assets were recorded at their estimated fair value on August 30, 2009. Customer lists, proprietary technology and certain trade name intangibles are amortized, using the straight-line method, over their estimated useful lives of up to 20 years. Excess of cost over fair value of net assets acquired (goodwill) and indefinite-lived intangible assets (certain trade name intangibles) are not amortized. Goodwill is tested for impairment at least annually, at the reporting unit level with such groupings being consistent with the Company’s reportable segments. If impairment is indicated, a write-down to fair value (normally measured by discounting estimated future cash flows) is recorded. Indefinite-lived trade name intangibles are tested for impairment at least annually by comparing the fair value, determined using a relief from royalty methodology, with the carrying value. Any excess of carrying value over fair value is recognized as an impairment loss in income from operations.
ASC Topic 350: “Intangibles-Goodwill and Other,” (“ASC 350”) requires that goodwill and indefinite-lived intangible assets be tested for impairment annually, or more often if an event or circumstance indicates that an impairment loss may have been incurred. The Company’s management uses its judgment in assessing whether assets may have become impaired between annual impairment tests. Indicators such as unexpected adverse business conditions, economic factors, unanticipated technological change or competitive activities, loss of key personnel, and acts by governments and courts may signal that an asset has become impaired.
During Fiscal 2013, Fiscal 2012 and Fiscal 2011, the Company’s goodwill and trade name intangibles were tested for impairment as of the Company’s August financial period end, the Company’s annual testing date, as well as in certain interim periods where an event or circumstance occurred that indicated an impairment loss may have been incurred.
Intangibles with Indefinite Lives
In accordance with ASC 350, the Company conducts impairment testing on the Company’s goodwill. To determine fair value during Fiscal 2013, Fiscal 2012 and Fiscal 2011, the Company used the discounted estimated future cash flows methodology. Assumptions critical to the Company’s fair value estimates under the discounted estimated future cash flows methodology are: (i) the present value factors used in determining the fair value of the reporting units and trade names; (ii) projected average revenue growth rates used in estimating future cash flows for the reporting unit; and (iii) projected long-term growth rates used in the derivation of terminal year values. These and other assumptions are impacted by economic conditions and expectations of management and will change in the future based on period specific facts and circumstances. The Company also tested the aggregate estimated fair value of its reporting units for reasonableness by comparison to the total market capitalization of the Company, which includes both its equity and debt securities.
In addition, in accordance with ASC 350, as part of the Company’s annual impairment testing, the Company tested its indefinite-lived trade name intangible assets for impairment by comparing the carrying amount of such trade names to their respective fair values. Fair value was determined using a relief from royalty methodology. Assumptions critical to the Company’s fair value estimates under the relief from royalty methodology were: (i) royalty rates, (ii) projected average revenue growth rates, and (iii) applicable discount rates.
In connection with the Company’s annual goodwill impairment testing performed during Fiscal 2013, Fiscal 2012 and Fiscal 2011, the first step of such testing indicated that the fair value of the Company’s reporting segments were in excess of their carrying amounts and, accordingly, no further testing of goodwill was required.
During Fiscal 2013, the Company concluded that the fair value of its intangible assets exceeded their carrying value.
During Fiscal 2012, the Company concluded that the fair value of its intangible assets exceeded their carrying value. Additionally, during Fiscal 2012 the Company reclassified $3,450 of certain trade names from indefinite lived to definite lived. These trade names are being amortized over their remaining useful lives, which have been estimated to be 1-3 years.
In connection with its annual impairment testing of indefinite-lived intangible assets during Fiscal 2011, the Company concluded that the fair values of certain trade name intangible assets were less than the carrying amounts of those assets. As a result, during Fiscal 2011 the Company recorded a non-cash pretax intangible asset impairment charge of approximately $32,450 which was equal to the excess of the carrying amounts of the intangible assets over the fair value of such assets. This non-cash impairment of trade name intangible assets has been recorded as a separate component of Operating expenses. This impairment of trade name intangible assets was primarily attributed to lower forecasted profits, reflecting more conservative growth rates versus those originally assumed by the Company at the time of acquisition or upon adoption of fresh start reporting.
A triggering event occurred in Fiscal 2011 which required the Company to test its indefinite-lived intangible assets for impairment between annual impairment dates. On October 1, 2010, the Company realigned its operating segments, which constituted a triggering event for impairment testing. In connection with this interim test, the Company compared the fair value of its reporting segments to their carrying amounts both before and after the change in segment composition, and determined the fair values were in excess of their carrying amounts and, accordingly, no further testing of goodwill was required. The Company also tested the recoverability of its identified indefinite-lived intangibles in connection with the realignment of its operating segments and concluded that the fair values of these assets exceeded their carrying values.
Intangibles with Definite or Estimable Useful Lives
The Company assesses the recoverability of intangible assets with definite or estimable useful lives whenever an event or circumstance occurs that indicates an impairment loss may have been incurred. The Company assesses the recoverability of these intangible assets by determining whether their carrying value can be recovered through projected undiscounted future cash flows. If projected undiscounted future cash flows indicate that the carrying value of the assets will not be recovered, an adjustment would be made to reduce the carrying value to an amount equal to estimated fair value determined based on projected future cash flows discounted at the Company’s incremental borrowing rate. The cash flow projections used in estimating fair value are based on historical performance and management’s estimate of future performance, giving consideration to existing and anticipated competitive and economic conditions.
Impairment reviews are conducted at the judgment of management when it believes that a change in circumstances in the business or external factors warrants a review. Circumstances such as the discontinuation of a product or product line, a sudden or consistent decline in the sales forecast for a product, changes in technology or in the way an asset is being used, a history of operating or cash flow losses, or an adverse change in legal factors or in the business climate, among others, may trigger an impairment review.

Debt, Policy [Policy Text Block]	Debt Issuance Costs Debt issuance costs are capitalized and amortized to interest expense using the effective interest method over the lives of the related debt agreements.
spb_AccountsPayablePolicyPolicyTextBlock [Policy Text Block]	Accounts Payable Included in accounts payable are book overdrafts, net of deposits on hand, on disbursement accounts that are replenished when checks are presented for payment.
Income Tax, Policy [Policy Text Block]
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in income tax expense in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in Income tax expense.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation
Local currencies are considered the functional currencies for most of the Company’s operations outside the United States. Assets and liabilities of the Company’s foreign subsidiaries are translated at the rate of exchange existing at year-end, with revenues, expenses, and cash flows translated at the average of the monthly exchange rates. Adjustments resulting from translation of the financial statements are recorded as a component of Accumulated other comprehensive income (loss) (“AOCI”). Also included in AOCI are the effects of exchange rate changes on intercompany balances of a long-term nature.
As of September 30, 2013 and September 30, 2012, accumulated (losses) gains related to foreign currency translation adjustments of $(7,050) and $(225), respectively, were reflected in the accompanying Consolidated Statements of Financial Position in AOCI.
Foreign currency transaction gains and losses related to assets and liabilities that are denominated in a currency other than the functional currency are reported in the Consolidated Statements of Operations in the period they occur. Exchange losses on foreign currency transactions aggregating $9,388, $1,654 and $3,370 for Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively, are included in Other expense, net, in the accompanying Consolidated Statements of Operations.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs
The Company incurred shipping and handling costs of $246,090, $198,152 and $201,480 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively. Shipping and handling costs, which are included in Selling expenses in the accompanying Consolidated Statements of Operations, include costs incurred with third-party carriers to transport products to customers and salaries and overhead costs related to activities to prepare the Company’s products for shipment at the Company’s distribution facilities.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs
The Company incurred advertising costs of $22,971, $20,706 and $30,673 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively. Such advertising costs are included in Selling expenses in the accompanying Consolidated Statements of Operations and include agency fees and other costs to create advertisements, as well as costs paid to third parties to print or broadcast the Company’s advertisements.

Research and Development Expense, Policy [Policy Text Block]	Research and Development Costs Research and development costs are charged to expense in the period they are incurred.
Environmental Costs, Policy [Policy Text Block]
Environmental Expenditures
Environmental expenditures that relate to current ongoing operations or to conditions caused by past operations are expensed or capitalized as appropriate. The Company determines its liability for environmental matters on a site-by-site basis and records a liability at the time when it is probable that a liability has been incurred and such liability can be reasonably estimated. The estimated liability is not reduced for possible recoveries from insurance carriers. Estimated environmental remediation expenditures are included in the determination of the net realizable value recorded for assets held for sale.

Reclassification, Policy [Policy Text Block]	Reclassifications
Comprehensive Income, Policy [Policy Text Block]
Comprehensive (Loss) Income
Comprehensive (loss) income includes foreign currency translation gains and losses on assets and liabilities of foreign subsidiaries, effects of exchange rate changes on intercompany balances of a long-term nature and transactions designated as a hedge of a net investment in a foreign subsidiary, deferred gains and losses on derivative financial instruments designated as cash flow hedges and amortization of deferred gains and losses associated with the Company’s pension plans. The foreign currency translation gains and losses for Fiscal 2013, Fiscal 2012 and Fiscal 2011 were primarily attributable to the impact of translation of the net assets of the Company’s European and Latin American operations, which primarily have functional currencies in Euros, Pounds Sterling, Mexican Peso and Brazilian Real. Except for gains and losses resulting from exchange rate changes on intercompany balances of a long-term nature, and prior to September 30, 2011, the Company did not provide income taxes on currency translation adjustments, as earnings from international subsidiaries were considered to be permanently reinvested. As of the beginning of Fiscal 2012, the Company is no longer considering current and future earnings from international subsidiaries to be permanently reinvested, except for in locations where the Company is precluded by certain restrictions from repatriating earnings.
For information pertaining to the reclassification of unrealized gains and losses on derivative instruments, see Note 7, “Derivative Financial Instruments.”
The following is a roll forward of the amounts recorded in AOCI:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Foreign Currency Translation Adjustments:
Beginning balance	$(225)	$8,377	$18,984
Gross change before reclassification adjustment	(6,622)	(8,602)	(12,857)
Gross change after reclassification adjustment	$(6,622)	$(8,602)	$(12,857)
Deferred tax effect	—	—	2,742
Deferred tax valuation allowance	—	—	(492)
Other Comprehensive Loss	$(6,622)	$(8,602)	$(10,607)
Noncontrolling interest	203	—	—
Ending balance	$(7,050)	$(225)	$8,377

Unrealized Gains (Losses) on Cash Flow Hedges:
Beginning balance	$218	$(1,327)	$(5,755)
Gross change before reclassification adjustment	(2,013)	(1,824)	(5,992)
Net reclassification adjustment for (gains) losses included in earnings	(920)	3,097	13,422
Gross change after reclassification adjustment	$(2,933)	$1,273	$7,430
Deferred tax effect	(234)	(636)	(2,671)
Deferred tax valuation allowance	658	908	(331)
Other Comprehensive Income	$(2,509)	$1,545	$4,428
Ending balance	$(2,291)	$218	$(1,327)

Defined Benefit Pension Plans:
Beginning balance	$(33,428)	$(21,496)	$(20,726)
Gross change before reclassification adjustment	8,097	(15,682)	(6,344)
Net reclassification adjustment for losses (gains) included in Cost of goods sold	1,571	900	(174)
Net reclassification adjustment for (gains) losses included in Selling expenses	(584)	—	69
Net reclassification adjustment for losses included in General and administrative expenses	373	—	113
Gross change after reclassification adjustment	$9,457	$(14,782)	$(6,336)
Deferred tax effect	(5,123)	3,632	2,037
Deferred tax valuation allowance	(86)	(782)	3,529
Other Comprehensive (Loss) Income	$4,248	$(11,932)	$(770)
Ending balance	$(29,180)	$(33,428)	$(21,496)

Total Other Comprehensive Loss, net of tax	$(4,883)	$(18,989)	$(6,949)

Total ending AOCI	$(38,521)	$(33,435)	$(14,446)

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Compensation
The Company measures the cost of its stock-based compensation plans, which include restricted stock awards and restricted stock units, based on the fair value of the awards at the date of grant and recognizes these costs over the requisite service period of the awards.
In September 2009, SB Holdings’ board of directors (the “Board”) adopted the 2009 Spectrum Brands Inc. Incentive Plan (the “2009 Plan”). Prior to October 21, 2010, up to 3,333 shares of common stock, net of forfeitures and cancellations, could have been issued under the 2009 Plan. After October 21, 2010, no further awards may be made under the 2009 Plan.
In June 2010, SB Holdings adopted the Spectrum Brands Holdings, Inc. 2007 Omnibus Equity Award Plan (formerly known as the Russell Hobbs Inc. 2007 Omnibus Equity Award Plan, as amended on June 24, 2008) (the “RH Plan”). Prior to October 21, 2010, up to 600 shares of common stock, net of forfeitures and cancellations, could have been issued under the RH Plan. After October 21, 2010, no further awards may be made under the RH Plan.
On October 21, 2010, the Board adopted the Spectrum Brands Holdings, Inc. 2011 Omnibus Equity Award Plan (the “2011 Plan”), which was approved at the Annual Meeting of Stockholders on March 1, 2011. Up to 4,626 shares of common stock of SB Holdings, net of cancellations, may be issued under the 2011 Plan.
Total stock compensation expense associated with restricted stock units recognized by the Company during Fiscal 2013 was $43,098. The amounts before tax are included in General and administrative expenses in the accompanying Consolidated Statements of Operations.
Total stock compensation expense associated with restricted stock units recognized by the Company during Fiscal 2012 was $25,208. The amounts before tax are included in General and administrative expenses in the accompanying Consolidated Statements of Operations, of which $131 related to the accelerated vesting of certain awards to terminated employees.
Total stock compensation expense associated with restricted stock units recognized by the Company during Fiscal 2011 was $29,969. The amounts before tax are included in General and administrative expenses in the accompanying Consolidated Statements of Operations, of which $467 related to the accelerated vesting of certain awards to terminated employees.
The Company granted approximately 678 restricted stock units during Fiscal 2013. Of these grants, 26 restricted stock units are time-based and vest over a period of one year. Of the remaining 652 restricted stock units, 90 are performance-based and vest over a one year period and 562 are both performance and time-based and vest over a one year performance-based period followed by a one year time-based period. The total market value of the restricted stock units on the date of the grant was approximately $31,307.
The Company granted approximately 745 restricted stock units during Fiscal 2012. Of these grants, 42 restricted stock units are time-based and vest over a period ranging from one to two years. The remaining 703 restricted stock units are both performance and time-based and vest over a one year performance-based period followed by a one year time-based period. The total market value of the restricted stock units on the date of the grant was approximately $20,439.
A summary of the Company’s restricted stock and restricted stock unit award activity for Fiscal 2013 and Fiscal 2012, and the non-vested awards outstanding as of September 30, 2013 is as follows:

Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Restricted stock awards at September 30, 2011	123	$24.20	$2,977
Vested	(110)	23.75	(2,613)
Restricted stock awards at September 30, 2012	13	$28.00	$364
Vested	(13)	28.00	(364)
Restricted stock awards at September 30, 2013	—	$—	$—
Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Non-vested restricted stock units at September 30, 2011	1,629	$29.00	$47,236
Granted	745	27.43	20,439
Forfeited	(57)	28.49	(1,624)
Vested	(386)	28.81	(11,120)
Non-vested restricted stock units at September 30, 2012	1,931	$28.45	$54,931
Granted	678	46.18	31,307
Forfeited	(302)	30.36	(9,168)
Vested	(1,206)	28.19	(34,003)
Non-vested restricted stock units at September 30, 2013	1,101	$39.12	$43,067

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the Company’s restricted stock and restricted stock unit award activity for Fiscal 2013 and Fiscal 2012, and the non-vested awards outstanding as of September 30, 2013 is as follows:

Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Restricted stock awards at September 30, 2011	123	$24.20	$2,977
Vested	(110)	23.75	(2,613)
Restricted stock awards at September 30, 2012	13	$28.00	$364
Vested	(13)	28.00	(364)
Restricted stock awards at September 30, 2013	—	$—	$—
Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Non-vested restricted stock units at September 30, 2011	1,629	$29.00	$47,236
Granted	745	27.43	20,439
Forfeited	(57)	28.49	(1,624)
Vested	(386)	28.81	(11,120)
Non-vested restricted stock units at September 30, 2012	1,931	$28.45	$54,931
Granted	678	46.18	31,307
Forfeited	(302)	30.36	(9,168)
Vested	(1,206)	28.19	(34,003)
Non-vested restricted stock units at September 30, 2013	1,101	$39.12	$43,067

Costs Associated with Exit or Disposal Activities or Restructurings, Policy
Restructuring and Related Charges
Restructuring charges are recognized and measured in accordance with the provisions of ASC Topic 420: “Exit or Disposal Cost Obligations,” (“ASC 420”). Under ASC 420, restructuring charges include, but are not limited to, termination and related costs consisting primarily of one-time termination benefits such as severance costs and retention bonuses, and contract termination costs consisting primarily of lease termination costs. Related charges, as defined by the Company, include, but are not limited to, other costs directly associated with exit and integration activities, including impairment of property and other assets, departmental costs of full-time incremental integration employees, and any other items related to the exit or integration activities. Costs for such activities are estimated by management after evaluating detailed analyses of the costs to be incurred. The Company presents restructuring and related charges on a combined basis. (See also Note 14, "Restructuring and Related Charges", for a more complete discussion of restructuring initiatives and related costs).

Acquisition and Related Charges Policy [Policy Text Block]
Acquisition and Integration Related Charges
Acquisition and integration related charges reflected in Operating expenses include, but are not limited to, transaction costs such as banking, legal, accounting and other professional fees directly related to both consummated acquisitions and acquisition targets, termination and related costs for transitional and certain other employees, integration related professional fees and other post business combination expenses associated with mergers and acquisitions.
The following table summarizes acquisition and integration related charges incurred by the Company during Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	2013	2012	2011

Russell Hobbs
Integration costs	$3,452	$10,168	$23,084
Employee termination charges	217	3,900	8,105
Legal and professional fees	39	1,495	4,883
Russell Hobbs Acquisition and integration related charges	$3,708	$15,563	$36,072
HHI Business
Legal and professional fees	27,712	—	—
Integration costs	8,864	—	—
Employee termination charges	356	—	—
HHI Business Acquisition and integration related charges	$36,932	$—	$—

Shaser	4,828	—	—
FURminator	2,270	7,938	—
Black Flag	154	3,379	—
Other	553	4,186	531
Total Acquisition and integration related charges	$48,445	$31,066	$36,603